Document and Entity Information	May 21, 2024
Document And Entity Information [Line Items]
Entity Registrant Name	SiriusPoint Ltd
Amendment Flag	false
Entity Central Index Key	0001576018
Document Type	8-K
Document Period End Date	May 21, 2024
Entity Incorporation State Country Code	D0
Entity File Number	001-36052
Entity Tax Identification Number	98-1599372
Entity Address, Address Line One	Point Building
Entity Address, Address Line Two	3 Waterloo Lane
Entity Address, City or Town	Pembroke
Entity Address, Postal Zip Code	HM 08
Entity Address, Country	BM
City Area Code	441
Local Phone Number	542-3300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Shares, $0.10 par value
Trading Symbol	SPNT
Security Exchange Name	NYSE
Series B Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	8.00% Resettable Fixed Rate Preference Shares, Series B, $0.10 par value, $25.00 liquidation preference per share
Trading Symbol	SPNT PB
Security Exchange Name	NYSE